SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Number of warrants oustanding		210,333,333	10,333,333
Weighted average exercise price, outstanding		$ 0.18	$ 0.20
Weighted average remaining contractual term		4 years 1 month 6 days	2 years 3 months 18 days
Number of warrants, granted		818,181,819	250,000,000
Weighted Average Exercise Price, granted		$ 0.033	$ 0.14
Number of warrants, exercised			(50,000,000)
Weighted average exercise price, exercised			$ 0.0001
Number of warrants, exercised		(1,028,515,152)
Weighted Average Exercise Price, expired		$ 0.06
Number of warrants oustanding			210,333,333	10,333,333
Weighted average exercise price, outstanding			$ 0.18	$ 0.20
Number of warrants, exercised			50,000,000
Independent Sales Force [Member]
Number of warrants oustanding		2,180,000	3,998,000
Weighted average exercise price, outstanding		$ 0.02	$ 0.09
Weighted average remaining contractual term		1 year 2 months 12 days
Number of warrants, granted			2,400	4,013,000
Number of warrants, exercised			(313,200)
Weighted average exercise price, exercised			$ 0.01
Number of warrants, exercised			(1,507,200)	(2,066,600)
Number of warrants oustanding		2,180,000	2,180,000	3,998,000
Weighted average exercise price, outstanding		$ 0.01	$ 0.02	$ 0.09
Weighted average exercise price, granted			0.01
Weighted average exercise price, expired or forfeited			$ 0.03
Weighted average remaining contractual term oustanding ending		2 months 12 days
Weighted average remaining contractual term, outstanding beginning			1 year 4 months 24 days
Number of warrants, exercised			313,200
Consultants [Member]
Number of warrants oustanding			100,000
Weighted average exercise price, outstanding		$ 3.00	$ 3.00
Weighted average remaining contractual term		7 days	1 year
Number of warrants, granted
Number of warrants, exercised
Weighted average exercise price, exercised		$ 3.00
Number of warrants, exercised			(100,000)
Number of warrants oustanding				100,000
Weighted average exercise price, outstanding			$ 3.00	$ 3.00
Weighted average exercise price, granted
Number of warrants, exercised
Warrant [Member]
Number of warrants oustanding		19,700,000	24,075,000
Weighted average exercise price, outstanding		$ 0.03	$ 0.11
Weighted average remaining contractual term		2 years 7 months 6 days	3 years 6 months
Number of warrants, granted	8,444,663	8,444,663
Number of warrants, exercised			(1,500,000)
Weighted average exercise price, exercised			$ 0.13
Number of warrants, exercised		(4,700,000)	(2,875,000)
Number of warrants oustanding		23,444,663	19,700,000	24,075,000
Weighted average exercise price, outstanding		$ 0.02	$ 0.03	$ 0.11
Weighted average exercise price, granted		$ 0.0001
Weighted average exercise price, expired or forfeited			$ 0.19
Weighted average remaining contractual term granted		5 years
Weighted average remaining contractual term oustanding ending			2 years 10 months 24 days
Number of shares, unvested		1,875,000
Weighted average exercise price, Unvested			$ 0.01
Weighted Average Remaining Term, Unvested		1 year 1 month 6 days
Number of warrants vested		21,569,663
Weighted average exercise price, vested			$ 0.02
Weighted Average Remaining Term, Vested		3 years 1 month 6 days
Number of warrants, exercised			1,500,000